Financial Instruments Financial Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) (Cheniere Energy Partners, LP [Member], USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
LNG Inventory Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 101	$ (161)	$ 232
LNG Inventory Derivatives [Member] | Prepaid Expenses And Other [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	101	(161)	232
Fuel Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	27	(98)
Fuel Derivatives [Member] | Prepaid Expenses And Other [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	27	0
Fuel Derivatives [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		0	98
Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	7,130	84,639	(26,424)
Designated as Hedging Instrument [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value		0	(21,290)
Not Designated as Hedging Instrument [Member] | Noncurrent Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Assets, at Fair Value	20,236	98,123	0
Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(13,106)	(13,484)	0
Not Designated as Hedging Instrument [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value		$ 0	$ (5,134)